Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of intangible assets [abstract]
Continuity schedule of intangible assets [text block]
(in USD million)	Exploration expenses	Acquisition costs - oil and gas prospects	Goodwill	Other	Total

Cost at 31 December 2019	3,014	5,599	1,458	962	11,033
Additions	400	67	(0)	24	491
Disposals at cost	(7)	(0)	0	(0)	(8)
Transfers	(16)	(73)	0	0	(89)
Assets reclassified to held for sale	0	(339)	0	(160)	(499)
Expensed exploration expenditures previously capitalised	(1,169)	(1,337)	0	0	(2,506)
Impairment of goodwill	0	0	(42)	0	(42)
Foreign currency translation effects	38	16	64	6	123

Cost at 31 December 2020	2,260	3,932	1,481	831	8,504

Accumulated depreciation and impairment losses at 31 December 2019				(295)	(295)
Amortisation and impairments for the year				(35)	(35)
Accumulated depreciation and impairment assets classified as held for sale				(17)	(17)
Amortisation and impairment losses disposed intangible assets				(6)	(6)
Foreign currency translation effects				(3)	(3)

Accumulated depreciation and impairment losses at 31 December 2020				(356)	(356)

Carrying amount at 31 December 2020	2,260	3,932	1,481	475	8,148

(in USD million)	Exploration expenses	Acquisition costs - oil and gas prospects	Goodwill	Other	Total

Cost at 31 December 2018	2,685	5,854	565	797	9,901
Additions through business combinations	0	0	1,070	10	1,080
Additions	515	900	0	155	1,571
Disposals at cost	(7)	(361)	0	(0)	(367)
Transfers	(71)	(143)	0	0	(213)
Expensed exploration expenditures previously capitalised	(120)	(657)	0	0	(777)
Impairment of goodwill	0	0	(164)	0	(164)
Effect of changes in foreign exchange	11	5	(12)	(1)	3

Cost at 31 December 2019	3,014	5,599	1,458	962	11,033

Accumulated depreciation and impairment losses at 31 December 2018				(229)	(229)
Amortisation and impairments for the year				(60)	(60)
Amortisation and impairment losses disposed intangible assets				(6)	(6)
Effect of changes in foreign exchange				1	1

Accumulated depreciation and impairment losses at 31 December 2019				(295)	(295)

Carrying amount at 31 December 2019	3,014	5,599	1,458	667	10,738

Aging of capitalised exploration expenditures [text block]
The table below shows the aging of capitalised exploration expenditures.
(in USD million)	2020	2019

Less than one year	604	684
Between one and five years	623	1,056
More than five years	1,033	1,274

Total capitalised exploration expenditures	2,260	3,014

Components of the exploration expenses [text block]
The table below shows the components of the exploration expenses.
	Full year
(in USD million)	2020	2019	2018

Exploration expenditures	1,371	1,584	1,438
Expensed exploration expenditures previously capitalised	2,506	777	357
Capitalised exploration	(394)	(507)	(390)

Exploration expenses	3,483	1,854	1,405